Note 7 Sensitivity to one percent of the average rate in the main currencies (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Mexico, Pesos
Sensitivity 1 foreign currency [Line Items]
Sensitivity to one percent main currencies	€ 19.1	€ 14.0	€ 4.9
Turkey, New Lira
Sensitivity 1 foreign currency [Line Items]
Sensitivity to one percent main currencies	3.5	4.7	4.5
Peru, Nuevos Soles
Sensitivity 1 foreign currency [Line Items]
Sensitivity to one percent main currencies	0.7	0.3	0.4
Chile, Pesos
Sensitivity 1 foreign currency [Line Items]
Sensitivity to one percent main currencies	0.4	0.6	0.3
Colombia, Pesos
Sensitivity 1 foreign currency [Line Items]
Sensitivity to one percent main currencies	0.9	1.1	1.4
Argentina, Pesos
Sensitivity 1 foreign currency [Line Items]
Sensitivity to one percent main currencies	€ 1.9	€ 0.6	€ 0.9